Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Shares	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2013	$ 263,846		$ 6,934	$ 31,956	$ 249,927	$ (24,971)
Balance (in shares) at Dec. 31, 2013		18,491,524
Increase (Decrease) in Stockholders' Equity
Net Earnings	50,651		0	0	50,651	0
Other Comprehensive Loss	(13,622)		0	0	0	(13,622)
Issue Stock for Directors, Employee Benefit and Stock Plans, net of related tax withholdings (46,152, 23,160 and 23,113 shares)	(748)		56	(804)	0	0
Issue Stock for Directors, Employee Benefit and Stock Plans, net of related tax withholdings (46,152, 23,160 and 23,113 shares) (in shares)		148,557
Share-Based Compensation	7,314		0	7,314	0	0
Dividends paid ($0.78, $0.80 and $0.81) per Common Share	(14,487)		0	0	(14,487)	0
Tax Benefit on Stock Plans	1,793		0	1,793	0	0
Purchases of Common Stock	(14,096)		(84)	(14,012)	0	0
Purchases of Common Stock (in shares)		(225,034)
Balance at Dec. 31, 2014	280,651		6,906	26,247	286,091	(38,593)
Balance (in shares) at Dec. 31, 2014		18,415,047
Increase (Decrease) in Stockholders' Equity
Net Earnings	32,088		0	0	32,088	0
Other Comprehensive Loss	(9,536)		0	0	0	(9,536)
Issue Stock for Directors, Employee Benefit and Stock Plans, net of related tax withholdings (46,152, 23,160 and 23,113 shares)	419		35	384	0	0
Issue Stock for Directors, Employee Benefit and Stock Plans, net of related tax withholdings (46,152, 23,160 and 23,113 shares) (in shares)		93,380
Share-Based Compensation	8,222		0	8,222	0	0
Dividends paid ($0.78, $0.80 and $0.81) per Common Share	(14,498)		0	0	(14,498)	0
Tax Benefit on Stock Plans	859		0	859	0	0
Purchases of Common Stock	(45,998)		(287)	(35,712)	(9,999)	0
Purchases of Common Stock (in shares)		(764,046)
Balance at Dec. 31, 2015	$ 252,207		6,654	0	293,682	(48,129)
Balance (in shares) at Dec. 31, 2015	17,744,381	17,744,381
Increase (Decrease) in Stockholders' Equity
Net Earnings	$ 46,614		0	0	46,614	0
Other Comprehensive Loss	(1,794)		0	0	0	(1,794)
Issue Stock for Directors, Employee Benefit and Stock Plans, net of related tax withholdings (46,152, 23,160 and 23,113 shares)	4,010		71	3,939	0	0
Issue Stock for Directors, Employee Benefit and Stock Plans, net of related tax withholdings (46,152, 23,160 and 23,113 shares) (in shares)		190,443
Share-Based Compensation	3,875		0	3,875	0	0
Dividends paid ($0.78, $0.80 and $0.81) per Common Share	(14,293)		0	0	(14,293)	0
Tax Benefit on Stock Plans	686		0	686	0	0
Purchases of Common Stock	(12,762)		(92)	(4,847)	(7,823)	0
Purchases of Common Stock (in shares)		(246,474)
Balance at Dec. 31, 2016	$ 278,543		$ 6,633	$ 3,653	$ 318,180	$ (49,923)
Balance (in shares) at Dec. 31, 2016	17,688,350	17,688,350
Increase (Decrease) in Stockholders' Equity
Net Earnings	$ (2,989)
Balance at Sep. 30, 2017	$ 294,313
Balance (in shares) at Sep. 30, 2017	17,840,854